Taxes (Details 3) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Taxes [Abstract]
Income taxes payable	$ 983,767	$ 949,568
VAT taxes payable	102,077	146,472
Other taxes payable	12,249	17,577
Total	$ 1,098,093	$ 1,113,617